Condensed Financial Information of the Parent Company	12 Months Ended
Mar. 31, 2024
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

25.    CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The following presents condensed parent company only financial information of Reitar Logtech Holdings Limited.

Condensed Balance Sheets

	As of March 31,
	2023	2024	2024
	HK$	HK$	US$
ASSETS
NON-CURRENT ASSETS
Interest in a subsidiary	2,372	2,372	303
Total non-current assets	2,372	2,372	303
Total assets	2,372	2,372	303

CURRENT LIABILITIES
Amount due to subsidiary	28,673	17,073	2,182
Accrual	—	69,629	8,897
Total current liabilities	28,673	86,702	11,079
Total liabilities	28,673	86,702	11,079

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares: US$0.00000005 par value, 1,000,000,000,000 shares authorized as of March 31, 2023 and 2024, 60,000,000 shares issued and outstanding as of March 31, 2023 and 2024
Class A ordinary shares, US$0.00000005 par value, 900,000,000,000 shares authorized; 40,000,000 shares issued and outstanding as of March 31, 2023 and 2024	16	16	2
Class B ordinary shares, US$0.00000005 par value, 100,000,000,000 shares authorized; 20,000,000 shares issued and outstanding as of March 31, 2023 and 2024	8	8	1
Additional paid-in capital	2,348	2,348	300
Accumulated losses	(28,673)	(86,702)	(11,079)
Total shareholders’ equity (deficit)	(26,301)	(84,330)	(10,776)
Total liabilities and shareholders’ equity (deficit)	2,372	2,372	303

Condensed Statements of Loss

	Years ended March 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Operating expenses	—	(28,673)	(58,029)	(7,415)
Loss before income tax expenses	—	(28,673)	(58,029)	(7,415)
Income tax expenses	—	—	—	—
Net loss	—	(28,673)	(58,029)	(7,415)

Condensed Statements of Cash Flows

	Years ended March 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Cash flows from operating activities
Net loss	—	(28,673)	(58,029)	(7,415)
Changes in operating assets and liabilities:
Accrual	—	—	69,629	8,897
Net cash used in operating activities	—	(28,673)	11,600	1,482
Net cash generated from investing activities	—	—	—	—
Net cash generated from financing activities	—	—	—	—
Changes in amount due to a subsidiary	—	28,673	(11,600)	(1,482)
Net cash generated from financing activities	—	28,673	—	—
Net increase in cash and cash equivalents	—	—	—	—
Cash and cash equivalents at the beginning of the year	—	—	—	—
Cash and cash equivalents at the end of the year	—	—	—	—

(i)     Basis of Presentation

The Company was incorporated under the laws of the Cayman Islands as a limited company on September 15, 2022 and as a holding company.

Reitar Logtech Engineering Limited, a British Virgin Islands business company limited by shares incorporated in the BVI on September 15, 2022, is the immediate holding company of Kamui Development Group Limited. The equity interest of Reitar Logtech Engineering Limited was ultimately held as to 50% by Mr. Yiu and 50% by Mr. Chung through certain intermediate holding companies prior to the Group Reorganization.

On November 9, 2022, the entire equity interest of Reitar Logtech Engineering Limited was transferred by Smart Wealthy Investment Limited and Integrated Intelligence Investment Limited, which are wholly-owned by Mr. Yiu and Mr. Chung, respectively, in exchange for an allotment and issuance of 4,999 and 4,999 shares of the Company. Accordingly, Reitar Logtech Engineering Limited became a wholly-owned subsidiary of the Company.

On December 18, 2023, the Company amended its memorandum of association to re-designate the 20,000 issued ordinary shares into Class A Ordinary Shares with a par value of US$0.0001 each and 10,000 Class B Ordinary Shares are allotted and issued to shareholders proportionally, with a par value US$0.0001 each. Pursuant to the memorandum of association, holders of Class A Ordinary Shares and Class B Ordinary Shares vote together as one class on all matters submitted to a vote by the shareholders at any general meeting of the Company and have the same rights except each Class A Ordinary Share is entitled to one (1) vote and each Class B Ordinary Share is entitled to fifteen (15) votes. Also, each Class B Ordinary Share is convertible into one (1) Class A Ordinary Share at any time at the option of the holder thereof but Class A Ordinary Shares are not convertible into Class B Ordinary Shares.

On April 16, 2024, the Company effected a share split at a ratio of 1-to-2,000. As a result of the share split, the authorized share capital of the Company was changed to US$50,000 divided into (i) 900,000,000,000 Class A Ordinary Shares of par value of US$0.00000005 each and (ii) 100,000,000,000 Class B Ordinary Shares of par value of US$0.00000005 each. As a result, a total of 40,000,000 Class A Ordinary Shares and 20,000,000 Class B Ordinary Shares were issued after the share split as of the date hereof.

In the condensed parent-company-only financial statements, the Company’s investment in subsidiary stated at cost of Reitar Logtech Engineering Limited since the date of acquisition. Those condensed parent-company-only financial statements should be read in connection with the consolidated financial statements and notes hereto.

(ii)    Restricted Net Assets

Schedule I of Rule 5-04 of Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party (i.e., lender, regulatory agency, foreign government, etc.).

The condensed parent company financial statements have to be prepared in accordance with Rule 12-04, Schedule I of Regulation S-X if the restricted net assets of the subsidiaries of the Company exceeds 25% of the consolidated net assets of the Company. The abilities of the Company’s subsidiaries in Hong Kong to pay dividends are not restricted. In this connection, the restricted net assets of the subsidiaries of the Company does not exceed 25% of the consolidated net assets of the Company and accordingly the above condensed parent company only financial information of the Company is presented for the supplementary reference.

As of March 31, 2023 and 2024, there were no material contingencies, significant provisions of long term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.